United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Federated Intermediate Municipal Trust

Portfolio of Investments

February 29, 2008 (unaudited)

Principal Amount			Value
		Municipal BONDS--94.8%
		Alabama--2.0%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	$1,028,630
1,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	910,620
1,000,000		Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013	1,007,790
		Total	2,947,040
		Arizona--4.7%
750,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019	733,125
5,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Bonds (Series 2005A), 5.00%, 1/1/2027	4,927,700
1,420,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2025	1,326,308
		Total	6,987,133
		Arkansas—0.9%
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	893,930
535,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	512,696
		Total	1,406,626
		California--1.4%
290,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	297,755
2,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	1,748,360
		Total	2,046,115
		Colorado--0.7%
25,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	25,371
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,001,930
		Total	1,027,301
		Connecticut--1.4%
2,240,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.00% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2025	2,094,310
		District of Columbia--1.7%
470,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/ (AMBAC INS), 10/1/2012	488,147
530,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/ (United States Treasury PRF 10/1/2009@101)/(Original Issue Yield: 5.30%), 10/1/2012	557,056
1,405,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	1,463,574
		Total	2,508,777
		Florida--5.5%
1,250,000	[1]	Alachua County, FL Health Facilities Authority, RITES (PA-1472), 6.10% (Shands Teaching Hospital and Clinics, Inc.), 3 3/1/2015	450,500
2,000,000		Florida State Board of Education Capital Outlay, UT GO Bonds (Series 2006C), 5.00%, 6/1/2022	2,012,620
2,135,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,230,861
815,000		St. Johns County, FL IDA, Health Care Refunding Revenue Bonds (Series 2007), 5.00% (Vicar's Landing), 2/15/2017	772,636
2,630,000		Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2019	2,707,638
		Total	8,174,255
		Georgia--0.7%
55,000		Municipal Electric Authority of Georgia, (Series Y), 6.40% (Escrowed In U.S. Treasuries COL)/(Original Issue Yield: 6.45%), 1/1/2009	56,656
5,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40% (United States Treasury COL), 1/1/2009	5,151
940,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40%, 1/1/2009	967,965
		Total	1,029,772
		Illinois--4.5%
2,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2007D), 5.00% (FSA INS), 12/1/2021	2,015,360
300,000		Chicago, IL Metropolitan Water Reclamation District, UT GO Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	309,444
1,000,000		Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,032,560
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2019	980,780
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (University of Chicago), 7/1/2019	1,026,970
855,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2007), 5.00% (Loyola University), 7/1/2022	831,077
500,000		Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	521,845
		Total	6,718,036
		Indiana--2.6%
500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	511,115
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Community Health Network)/(AMBAC INS), 5/1/2022	1,935,360
1,500,000		Indiana State Finance Authority, Highway Refunding Revenue Bonds (Series 2007A), 4.50% (FGIC INS), 12/1/2021	1,407,600
		Total	3,854,075
		Iowa--0.6%
1,000,000		Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	953,790
		Kansas--0.0%
25,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL), 12/1/2016	25,676
		Kentucky--1.2%
2,000,000		Murray, KY, Hospital Facilities Refunding Revenue Bonds (Series 2007), 4.60% (Murray-Calloway County Public Hospital Corp.)/(Original Issue Yield: 4.60%), 8/1/2022	1,765,380
		Louisiana--0.7%
1,000,000		De Soto Parish, LA Environmental Improvement Authority, PCRBs (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	1,013,450
		Michigan--11.8%
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 5.87%), 5/1/2018	1,090,060
500,000		Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100)/(Original Issue Yield: 6.25%), 4/15/2027	551,750
1,785,000		Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,814,220
2,000,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds, 5.00%, 10/1/2020	2,057,000
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,047,000
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	5,243,700
650,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	651,651
2,000,000		Michigan State Strategic Fund, Refunding Revenue PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	1,975,060
		Total	17,430,441
		Minnesota--1.0%
1,500,000		Todd Morrison Cass & Wadena Counties United Hospital District, MN, GO Health Care Facility Revenue Bonds (Series 2004), 5.00% (Lakewood Health System), 12/1/2021	1,436,535
		Missouri--0.1%
130,000		Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	130,343
		Nevada--1.4%
1,100,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,127,544
1,000,000		Clark County, NV, Passenger Facility Charge Revenue Bonds (Series 2007A-2), 5.00% (Las Vegas-McCarran International Airport)/(AMBAC INS), 7/1/2026	938,780
		Total	2,066,324
		New Hampshire--0.6%
895,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014	919,389
		New Jersey--3.4%
500,000		New Jersey EDA, Revenue Bonds (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax), 6/15/2019	497,685
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,085,160
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625% (Original Issue Yield: 4.85%), 6/1/2026	2,487,630
		Total	5,070,475
		New York--5.0%
1,500,000		Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	1,482,735
2,000,000		New York City, NY, UT GO Bonds (Series 2006A), 5.00%, 8/1/2022	1,963,660
2,000,000		New York City, NY, UT GO Bonds (Series 2006A), 5.00%, 8/1/2028	1,908,800
2,000,000		New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2023	1,999,900
		Total	7,355,095
		North Carolina--1.4%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,047,750
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,072,870
		Total	2,120,620
		Ohio—6.3%
2,000,000		Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2017	2,106,440
1,000,000		Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.00% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.10%), 7/1/2026	877,490
1,000,000		Franklin County, OH Hospital Facility Authority, (Series B-2) Auction Rate Securities (Ohiohealth Corp,)/(MBIA Insurance Corp. INS), 4.674%, 3/21/2008	998,830
3,195,000		Lucas County, OH HDA, Hospital Refunding Revenue Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008	3,231,870
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 5.09%), 9/1/2016	1,075,590
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	992,020
		Total	9,282,240
		Pennsylvania--10.0%
2,290,000	[1]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 4.631% (Geisinger Health System), 2/1/2015	937,984
1,000,000		New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(United States Treasury PRF 3/1/2008@100)/(Original Issue Yield: 5.40%), 3/1/2018	1,000,150
1,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015	1,020,720
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,285,807
1,200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2015	1,212,108
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia University), 6/1/2020	500,940
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,061,800
2,000,000		Philadelphia, PA, Refunding UT GO Bonds (Series 2007A), 5.00% (FSA INS), 8/1/2019	2,058,680
415,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	444,971
1,190,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 5.20%), 12/1/2012	1,310,845
		Total	14,834,005
		Rhode Island--0.4%
625,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	642,025
		South Carolina--7.9%
12,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 3.91% (Palmetto Health Alliance), 8/1/2039	11,703,000
		Tennessee--1.4%
500,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Revenue Bonds (Series 2006), 5.00%, 12/15/2021	435,700
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In U.S. Treasuries COL), 9/1/2011	546,840
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In U.S. Treasuries COL), 9/1/2012	1,110,940
		Total	2,093,480
		Texas--7.9%
1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,035,120
420,000		Carroll, TX ISD, UT GO Refunding Bonds (Series A), 5.00% (GTD by PSFG)/(Original Issue Yield: 5.02%), 2/15/2016	420,668
1,000,000		Cass County, TX IDC, Environmental Improvement Refunding Revenue Bonds, 4.80% (International Paper Co.), 3/1/2025	839,110
2,000,000		North Central Texas HFDC, Hospital Refunding Revenue Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,069,320
1,000,000		San Antonio, TX Water System, Refunding Revenue Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	1,073,930
2,505,000		San Antonio, TX, Tax & Revenue Certificates of Obligation (Series 2007), 5.00%, 8/1/2019	2,595,957
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Gas Supply Revenue Bonds (Series 2006B), 4.044%, 12/15/2026	1,791,250
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2025	1,905,360
		Total	11,730,715
		Utah--1.4%
1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20% (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020	1,121,726
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,022,200
		Total	2,143,926
		Virginia--2.1%
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	2,014,460
1,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (United States Treasury PRF 6/1/2012@100)/(Original Issue Yield: 5.301%), 6/1/2019	1,052,710
		Total	3,067,170
		Washington--2.1%
1,000,000		Clark County, WA School District No. 114 Evergreen, UT GO Refunding Bonds (Series 1999), 5.25%, 6/1/2015	1,029,540
2,000,000		North Thurston, WA Public Schools, UT GO Bonds (Series 2007), 5.00% (MBIA Insurance Corp. INS), 12/1/2021	2,024,660
		Total	3,054,200
		Wisconsin--2.0%
1,000,000		Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	1,049,800
980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.33%), 8/15/2014	1,082,439
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.15%), 3/1/2025	870,200
		Total	3,002,439
		Total Municipal BONDS (identified cost $146,837,632)	140,634,158
		Short-Term Municipals—1.4%[2]
		Massachusetts--0.9%
1,400,000		Massachusetts HEFA, Revenue Bonds (Series 2006L-2) Daily VRDNs (Children's Hospital Medical Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 8.000%, 3/3/2008	1,400,000
		Puerto Rico--0.1%
100,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.750%, 3/5/2008	100,000
		Tennessee--0.3%
380,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.550%, 3/3/2008	380,000
		Utah--0.1%
200,000		Weber County, UT, (Series 2000C) Daily VRDNs (IHC Health Services, Inc.), 3.500%, 3/3/2008	200,000
		Total Short-Term Municipals (AT COST)	2,080,000
		Total Investments --- 96.2% (identified cost $148,917,632)[3]	142,714,158
		OTHER ASSETS AND LIABILITIES – NET – 3.8%[4]	5,625,057
		Total NET ASSETS --- 100%	$148,339,215

At February 29, 2008, the Fund had the following open swap/rate lock contract:
Counterparty	Pay	Receive	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	5.10%	10 Year MMD Rate	6/6/2008	$5,000,000	$(26,400)
Unrealized Depreciation on swap contract is included in “Other Assets and Liabilities - Net”.
At February 29, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $1,388,484, which represented 0.9% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 29, 2008, is as follows:
Security	Acquisition Date	Acquisition Cost
Alachua County, FL Health Facilities Authority, RITES (PA-1472), 6.10% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	2/13/2008	$1,250,670
Geisinger Authority, PA Health System, DRIVERs (Series 1834),1.911% (Geisinger Health System), 2/1/2015	5/1/2007 – 2/1/2008	$2,291,661
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
At February 29, 2008, the cost of investments for federal tax purposes was $148,904,427. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $6,190,269. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,616,816 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,807,085.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV) the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Intermediate Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008